Income Taxes - Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations (Detail)	3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Effective tax rate	0.10%		13.70%			0.00%	16.50%
MAVEN TOPCO LIMITED [Member]
U.K. provision at statutory rate					19.00%			19.00%	19.00%	19.00%
Expenses not deductible for tax purposes					(2.20%)			(1.40%)	0.90%	(3.60%)
Goodwill writeback					(1.60%)			1.40%	0.00%	0.00%
Non-deductible interest expense					(3.40%)			0.00%	(3.60%)	0.00%
Income not taxable					1.30%			4.30%	0.00%	0.80%
Stock based compensation					0.00%			47.40%	2.60%	1.50%
Chargeable gains/(losses)					0.10%			(2.00%)	0.00%	0.00%
Remeasurement of warrant Liability					0.00%			(8.90%)	0.00%	0.00%
Transaction cost adjustment					0.00%			(7.00%)	(1.40%)	0.00%
Leasing					0.00%			0.00%	0.00%	(0.40%)
Foreign rate difference					0.30%			(5.60%)	0.00%	(1.50%)
Change in valuation allowance					(2.20%)			(47.90%)	(21.60%)	(4.00%)
Effective tax rate		4.70%		19.20%	11.30%			(0.70%)	(4.10%)	11.80%